Cover	Dec. 15, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2021
Entity File Number	001-34516
Entity Registrant Name	COWEN INC.
Entity Central Index Key	0001466538
Entity Tax Identification Number	27-0423711
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	599 Lexington Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	646
Local Phone Number	562-1010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	COWN
Security Exchange Name	NASDAQ
7.75% Senior Notes due 2033 [Member]
Document Information [Line Items]
Title of 12(b) Security	7.75% Senior Notes due 2033
Trading Symbol	COWNL
Security Exchange Name	NASDAQ